Taxes - Schedule of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	4 Months Ended	5 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended
	Jun. 11, 2021	Jan. 31, 2021	Aug. 27, 2020	Jan. 31, 2022	Jan. 31, 2020
Taxes
Accrued interest and penalties				$ 800
Unrecognized tax benefits, beginning balances	$ 3,918	$ 3,768	$ 3,773	3,115	$ 2,081
Increases for tax positions taken during the current period				6,161
Increases for tax positions taken during a prior period		37	35	5,975	1,987
Decreases for tax positions taken during a prior period	(788)		(40)		(295)
Other	(15)	452		(64)
Decreases resulting from the expiration of statute of limitations		(339)		(847)
Unrecognized tax benefits, ending balance	$ 3,115	$ 3,918	$ 3,768	14,340	$ 3,773
Undistributed earnings				$ 2,556,000